Fixed Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fixed Assets
Note 4	Fixed Assets

The components of fixed assets are summarized as follows:

	September 30, 2024	December 31, 2023
Office equipment	$23,259	$3,335
Medical equipment	123,095	1,000
Furniture	5,045	—
Leased equipment	736,624	—
Leasehold improvements	6,604	—
	894,627	4,335
Less: Accumulated depreciation	(99,939)	(678)
Fixed assets, net	$794,688	$3,657

The Company (as the successor of VSee Lab for accounting purposes) recorded $7,253 and $191 in depreciation expense during the three months ended September 30, 2024 and 2023, respectively. The Company (as the successor of VSee Lab for accounting purposes) recorded $9,735 and $395 in depreciation expense during the nine months ended September 30, 2024 and 2023, respectively. Depreciation on the leased equipment is included in the accumulated depreciation. During the three and nine months ended September 30, 2024, the Company (as the successor of VSee Lab for accounting purposes) recorded $85,986 and $89,526 in amortization expenses, respectively (see further Note 5 Leases). The Company had no amortization expenses during the three and nine months ended September 30, 2023.

As a result of the acquisition of iDoc due to closing of the Business Combination on June 24, 2024 (see Note 3 Business Combination), the Company acquired, at fair value, $736,624, $79,801, $11,709, $6,604 and $5,045 of leased equipment, medical equipment, office equipment, leasehold improvements and furniture, respectively.

iDoc
Fixed Assets

Note 4Fixed Assets

The components of fixed assets are summarized below:

	December 31,	December 31,
	2023	2022
Office equipment	$28,506	$28,506
Medical equipment	89,246	13,976
Furniture	6,153	—
Leasehold improvements	7,311	—
	131,216	42,482
Less accumulated. Depreciation	(17,172)	(3,776)
Fixed Assets, net	$114,044	$38,706

The Company recorded $13,396 and $3,776 in depreciation expense during the years ended December 31, 2023 and 2022, respectively.